INTANGIBLE ASSETS (Tables)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about intangible assets [abstract]
Disclosure of detailed information about intangible assets [text block]
Thousands of U.S. dollars
Balance at
December

31,
2020 Additions Disposals Transfers
Reclassifications
between Intangible and
PP&E
Translation
differences
Hyperinflation
Adjustments
Balance at
December

31,
2021
Cost

Development

3,101 551 (94) (1,216) - (260) 269 2,351

Customer base

243,341 - (30) 21,534 - (17,886) 2,122 249,081

Software

188,117 62,137 (11,249) 1,413 - (12,138) 2,726 231,006

Other intangible
assets

56,958 - (1,873) (21,508) - (3,206) 266 30,637

Work

in progress

75 394 (29) (223) - (6) - 211
Total cost 491,592 63,082 (13,275) - - (33,496) 5,383 513,286
Accumulated
amortization

Development

(1,335) (161) 94 - - 216 (267) (1,453)

Customer base

(172,005) (21,970) 30 (14,315) - 11,672 (770) (197,358)

Software

(140,858) (36,529) 11,249 44 - 10,259 (1,445) (157,280)

Other intangible
assets

(45,715) (1,409) 1,873 14,271 - 2,045 (266) (29,201)
Total accumulated
amortization
(359,913) (60,069) 13,246 - - 24,192 (2,748) (385,292)
Impairment (25,037) - - - - 1,929 - (23,108)
Net intangible assets 106,643 3,012 (29) - - (7,375) 2,635 104,886

Thousands of U.S. dollars
Balance at
December

31,
2019 Additions Disposals Transfers
Reclassifications
between Intangible and
PP&E
Translation
differences
Hyperinflation
Adjustments
Balance at
December

31,
2020
Cost

Development

2,453 99 - 403 - (28) 174 3,101

Customer base

262,951 - (622) 639 - (22,656) 3,029 243,341

Software

201,405 2,859 (9,748) 8,327 12,572 (28,647) 1,349 188,117

Other intangible assets

61,647 - (97) 1,062 - (5,835) 181 56,958

Work

in progress

100 - (25) - - - - 75
Total cost 528,556 2,958 (10,492) 10,431 12,572 (57,166) 4,733 491,592
Accumulated
amortization

Development

(657) (165) - (400) - 59 (172) (1,335)

Customer base

(165,445) (19,848) 720 (630) - 15,695 (2,497) (172,005)

Software

(134,603) (23,405) 9,721 (9,966) - 18,228 (833) (140,858)

Other intangible assets

(44,890) (3,563) - 565 - 2,396 (223) (45,715)
Total accumulated
amortization
(345,594) (46,981) 10,441 (10,431) - 36,378 (3,725) (359,913)
Impairment (22,921) - - - - (2,116) - (25,037)
Net intangible assets 160,041 (44,023) (51) - 12,572 (22,904) 1,008 106,643